SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933      /X/
                          Pre-Effective Amendment No. 1  / /
                          Post-Effective Amendment No.   / /
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940  /x/
                                 Amendment No. 1         / /
                        (Check appropriate box or boxes)
                                 PEREGRINE FUNDS
               (Exact name of registrant as specified in charter)
                                 99 Park Avenue
                            New York, New York 10016
                    (Address of principal executive offices)
                  Registrant's telephone number: (800) 910-5255

      Copy to:
      Frank E. Morgan, Esq.                   Thaddeus Leszczynski, Esq.
      Mayer, Brown & Platt                    Van Eck Associates
      1675 Broadway                           99 Park Avenue
      New York, NY  10019                     New York, NY  10016
                                              Telephone: (212) 293-2031
                     (Name and address of agent for service)

      Approximate  date  of  proposed  public  offering  January  1,  1966
It is proposed that this filing will become effective (check appropriate box):

        / /     Immediately upon filing pursuant to            / /    on (date) pursuant to paragraph (b)
                paragraph (b)
       / /      60 days after filing pursuant to               / /    on (date) pursuant to paragraph (a)(1)
                paragraph (a)(1)
                75 days after filing pursuant to               / /    on (date pursuant to paragraph (a)(2) of
      / /       paragraph (a)(2)                                      rule 485

      THE PROPOSED PUBLIC  OFFERING WILL OCCUR AS SOON AS PRACTICABLE  AFTER THE
      EFFECTIVE  DATE OF THIS  REGISTRATION  STATEMENT.  THE  REGISTRANT  HEREBY
      AMENDS THIS AMENDMENT TO ITS REGISTRATION  STATEMENT ON SUCH DATE OR DATES
      AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL
      FILE A FURTHER AMENDMENT WHICH SPECIFICALLY  STATES THAT THIS REGISTRATION
      STATEMENT  SHALL  THEREAFTER  BECOME  EFFECTIVE IN ACCORDANCE WITH SECTION
      8(A) OF THE  SECURITIES  ACT OF 1933 OR UNTIL THE  REGISTRATION  STATEMENT
      SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION,  ACTING PURSUANT TO
      SECTION 8(A), MAY DETERMINE.

                            CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

      --------------------- -------------------- --------------------- --------------------- ---------------------
      Title of Securities      Amount being        Proposed maximum      Proposed maximum         Amount of
        being registered        registered        offering price per    aggregate offering     registration fee
                                                         unit                 price
      --------------------- -------------------- --------------------- --------------------- ---------------------
      Pursuant  to Rule 24f-2  under the  Investment  Company  Act of 1940,  the
      Registrant elects to register an indefinite number of shares of beneficial interest.


-------------------------------------------------------------------------------------------------------------------
                                                                       SUBJECT TO COMPLETION
                                                                       NOVEMBER 28, 1995

INFORMATION  CONTAINED  HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT.  A  REGISTRATION  STATEMENT  RELATING TO THESE
SECURITIES HAS BEEN FILED WITH THE SECURITIES EXCHANGE  COMMISSION.  THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS
TO BUY BE  ACCEPTED  PRIOR TO THE TIME THE  REGISTRATION  STATEMENT  BECOME  EFFECTIVE.  THIS  PROSPECTUS  SHALL NOT
CONSTITUTE AN OFFER TO SELL OR THE  SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE  SECURITIES
IN ANY STATE IN WHICH SUCH OFFER,  SOLICITATION  OR SALE WOULD BE UNLAWFUL PRIOR TO  REGISTRATION  OR  QUALIFICATION
UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
-------------------------------------------------------------------------------------------------------------------

Prospectus
___, 1995

Peregrine Funds/Asia Growth Fund

99 Park Avenue, New York, New York 10016
Account Assistance: (800) 910-5255



The Asia Growth Fund (the "Fund") seeks long-term capital appreciation by investing in the securities of companies that are expected to benefit from the development and growth of the economies of Asia. Peregrine Asset Management
(Hong Kong) Limited ("Peregrine") serves as investment adviser to the Fund.


SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY,  A BANK.  THE  SHARES  ARE NOT  FEDERALLY  INSURED  BY THE  FEDERAL  DEPOSIT
INSURANCE  CORPORATION,  THE FEDERAL  RESERVE BOARD,  OR ANY OTHER  GOVERNMENTAL
AGENCY,  AND  ARE  SUBJECT  TO  INVESTMENT  RISK,  INCLUDING  POSSIBLE  LOSS  OF
PRINCIPAL.


This Prospectus sets forth concisely information about the Fund that you should know before investing. It should be read and retained for future reference.


A Statement of Additional Information ("SAI") dated ___ 1995, about the Fund has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy of the SAI, write to the above address or call the telephone number listed above.



THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION NOR HAS THE SECURITIES
AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.




-------------------------------------------------------------------------------------------------------------------
                                                                       SUBJECT TO COMPLETION
                                                                       NOVEMBER 28, 1995

INFORMATION  CONTAINED  HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT.  A  REGISTRATION  STATEMENT  RELATING TO THESE
SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.  THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY
OFFERS TO BUY BE  ACCEPTED  PRIOR TO THE TIME THE  REGISTRATION  STATEMENT  BECOMES  EFFECTIVE.  THIS  STATEMENT  OF
ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.
-------------------------------------------------------------------------------------------------------------------

                                 PEREGRINE FUNDS
                                  (THE "TRUST")
                      99 PARK AVENUE, NEW YORK, N.Y. 10016
                 SHAREHOLDER SERVICES: TOLL FREE (800) 910-5255
 ASIA GROWTH FUND


Peregrine Funds is a Delaware business trust. Asia Growth Fund is a mutual fund that is the only series of the Trust.


TABLE OF CONTENTS                                                           Page

General Information ............................................................
Investment Objective and Policies of the Fund ..................................
Risk Factors - Foreign Securities ..............................................
Emerging Market ................................................................
Securities .....................................................................
Foreign Currency Transactions ..................................................
Futures and Options Contracts and Complex Securities............................
Options, Futures and Forward Contracts .........................................
Hedging and Other Investment Techniques ........................................
Indexed Securities  and Structured Notes .......................................
Swap Agreements ................................................................
Loans of Portfolio Securities ..................................................
Borrowing ......................................................................
Partly  Paid Securities ........................................................
Direct Investments .............................................................
Repurchase Agreements ..........................................................
Debt ...........................................................................
Securities .....................................................................
Rule 144A Securities and Section 4(2) Commercial Paper .........................
Investment Restrictions ........................................................
Investment Advisory Services ...................................................
The Distributor ................................................................
Portfolio Transactions and Brokerage ...........................................
Trustees and Officers ..........................................................
Valuation of Shares ............................................................
Tax-Sheltered Retirement Plans .................................................
Investment Programs ............................................................
Taxes ..........................................................................
Redemptions in Kind ............................................................
Performance ....................................................................
Additional Information .........................................................
Financial Statements ...........................................................
Appendix .......................................................................
Performance Charts .............................................................




  D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PART B

The publications  and services from which the Funds will quote  performance are:
Micropal, Ltd. (an international investment fund information service),  Fortune,
Changing  Times,  Money,  U.S.  News  &  World  Report,  Money  Fund  Scorecard,
Morningstar,  Inc.,  Business  Week,  Institutional  Investor,  The Wall  Street
Journal,  Wall Street Transcripts,  New York Post,  Investment Company Institute
publications,  The New York Times, Barron's, Forbes magazine, Research magazine,
Donaghues Money Fund Report, Donaghue's Money Letter, The Economist,  FACS, FACS
of the Week, Financial Planning, Investment Daily, Johnson's Charts, Mutual Fund
Profiles (S&P), Powell Monetary Analysis, Sales & Marketing Management Magazine,
Life  magazine,  Black  Enterprise,  Fund Action,  Speculators  Magazine,  Time,
NewsWeek,   U.S.A  Today,   Wiesenberger   Investment  Service,  Mining  Journal
Quarterly,  Mining Journal Weekly,  Northern Miner,  Gold Gazette,  George Cross
Newsletter,   Engineering  and  Mining  Journal,  Weekly  Stock  Charts-Canadian
Resources,  Jeweler's Circular Keystone,  Financial Times,  Journal of Commerce,
Mikuni's Credit Ratings,  Money Market  Directory of Pension Funds,  Oil and Gas
Journal, Pension Funds and Their Advisers, Investment Company Data, Inc., Mutual
Funds  Almanac,  Callan  Associates,  Inc.,  Media General  Financial  Services,
Financial World, Pensions & Investment Age, Registered Investment Advisors, Aden
Analysis,  Baxter Weekly,  Congressional Yellow Book, Crain's New York Business,
Survey of Current Business,  Treasury Bulletin,  U.S. Industrial Outlook,  Value
Line Survey, Bank Credit Analyst, S&P Corporation Records,  Euromoney,  Moody's,
Investment Dealer's Digest,  Financial Mail,  Financial Post,  Futures,  Grant's
Interest Rate Observer,  Institutional Investor,  International Currency Review,
International  Bank Credit Analyst,  Investor's  Daily,  German Business Weekly,
GATT Trade Annual Report, and Dimensional Fund Advisers, Inc.


                       INTERNATIONAL FINANCIAL STATISTICS



                               PERFORMANCE CHARTS

                       Best Performing World Bond Markets*
                           1984 through December, 1994

                    1984             U.S. Governments           14.3%
                    1985             French Franc Governments   50.5%
                    1986             Japanese Yen Governments   40.1%
                    1987             U.K. Governments           46.6%
                    1988             Australian Governments     28.8%
                    1989             Canadian Governments       16.2%
                    1990             U.K. Governments           30.9%
                    1991             Australian Governments     23.5%
                    1992             Japanese Yen Governments   10.8%
                    1993             Japanese Yen Governments   29.1%**
                    1994             Belgian Governments        12.22

                    *in U.S. dollar terms              **(Year-to-date through November)

Source: 1984: Salomon Brothers World Bond Index (Government sectors only), a sample weighted, total return index (Salomon Brothers World Government Bond
Index unavailable until 1985) of developed world bond markets with remaining maturities of five years or more.

1985-1994: Salomon Brothers World Government Bond Index, a market capitalization weighted total return index of developed world  government  bonds with remaining maturities of one year or more.
-------------------------

                   Annual Real (Inflation-Adjusted) GDP Growth
                            (in local currency terms)

                    1988             1989              1990             1991              1992            1993
                    ----             ----              ----             ----              ----            ----

Hong Kong            7.5%             2.5%              2.3%             4.0%              5.2%             N/A
Singapore           11.0%             9.2%              8.3%             6.5%              5.4%            12.55%
Thailand            11.0%            11.0%             12.2%             7.5%              7.5%             N/A
Malaysia             8.1%             8.5%              8.5%             8.9%              7.7%            12.23%
Indonesia            5.7%             6.2%              6.5%             6.4%              5.8%            14.28%
Philippines          6.4%             5.8%              5.7%            -1.0%             -.04%             8.49%
Taiwan               7.1%             7.3%              5.2%             7.2%              6.1%             N/A
South Korea         12.2%             6.5%              8.6%             8.3%              5.1%             12.8%*
30.64%
of China

Source:    International Financial Statistics (International Monetary Fund) - 3/95

Gross  Domestic  Product:  The  market  value of all final  goods  and  services produced by labor and property supplied by residents of the applicable country in a given period of time,  usually one year. Gross Domestic Product comprises
  (1) purchases of persons (2) purchases of governments (Federal, State & Local)
  (3)  gross  private   domestic   investment   (includes   change  in  business
  inventories) and (4) international trade balance from exports.
                                                                        *AIG  Investment   Corporation
(GNP figure)
                       Asian Stock Market Total Returns***

The chart below provides returns for the key developing Asian stock markets for the given periods. While these markets can be volatile, the long-term returns may be greater than those achieved by more mature equity markets.

                                                                        5 yr. compounded        7 yr. compounded
                                                                        avg. annual return     avg. annual return

           1988     1989     1990    1991     1992     1993     1994           12/31/92         12/31/94
           ----     ----     ----    ----     ----     ----     ----           -- -- --         -- -- --

Hong Kong    22.7%    3.4%    3.7%   42.8%    27.4%    109.9%   -31.0%           22.3%           19.4%
Indonesia   227.8%   77.1%    5.2%  -46.4%    -2.1%    102.2%   -27.0%           -4.0%           24.9%
Malaysia     23.9%   52.6%   -9.9%    3.1%    15.7%    107.3%   -20.7%           12.1%           18.8%
Philippines   0.0%   62.9%  -47.7%   83.5%    37.1%    121.4%    -8.3%           21.7%           29.5%
Singapore    30.8%   36.1%  -14.3%   33.8%    -0.8%     71.4%    -4.7%           15.4%           20.2%
So. Korea    94.0%    0.4%  -28.5%  -17.1%     0.0%     29.1%    22.1%           -1.3%            9.0%
Taiwan      117.3%   83.5%  -55.4%   11.8%   -24.6%     82.3%    19.7%           -3.9%           18.4%
Thailand     41.6%  106.1%  -29.7%   18.1%    30.4%     97.8%   -11.1%           13.7%           27.7%


Source:     Morgan Stanley & Co. Incorporated

Performance  provided  in U.S.  dollar  terms and does not include  reinvestment  of  dividends.  Past performance is not necessarily indicative of future results.

***These  are  unmanaged  indices  and are not the  investment  results  of the  Fund nor are they the results the Fund would have obtained,  which may vary from returns of these  markets.  Value of shares of the Fund will fluctuate so that an investor's shares,  when redeemed,  may be worth more or less than their original cost.
----------------------------

                            Morgan Stanley Capital International Stock Market Information
                                   (in US currency with net dividends reinvested)
                                          as of December 31, 1994

                     1994     1993     1992     1991      1990       1989    1988      1987     1986     1985
                     ----     ----     ----     ----      ----       ----    ----      ----     ----     ----

Australia            5.4%     35.2%   -10.82%   33.64%   -17.54%      9.30%  36.40%    9.25%    42.28%   19.56%
Austria             -6.3%     28.1%   -10.65%  -12.63%     6.33%    103.91%   0.57%    2.23%    34.74%  176.26%
Belgium              8.2%     23.5%    -1.47%   13.77%   -10.98%     17.29%  53.63%    7.88%    78.37%   76.61%
Canada              -3.0%     17.6%   -12.15%   13.08%   -13.00%     24.30%  17.07%   13.91%     9.94%   15.05%
Denmark              3.8%     32.8%   -28.25%   16.56%    -0.91%     43.94%  52.67%   13.23%     1.24%   60.29%
Finland             52.2%     82.7%   -12.96%  -18.07%   -31.66%     -9.63%  13.72%     N/A      N/A      N/A
France              -5.2%     20.9%     2.81%   17.83%   -13.83%     36.15%  37.87%  -13.81%    78.35%   82.01%
Germany              4.7%     35.6%   -10.27%    8.16%    -9.36%     46.26%  20.60%  -24.75%    35.29%  135.19%


Hong Kong          -28.9%    116.7%    32.29%   49.52%     9.17%      8.39%  28.12%   -4.11%    56.11%   51.69%
Ireland             14.5%     42.4%    12.18%  -16.73%    41.16%     25.09%   N/A      N/A      N/A       N/A
Italy               11.6%     28.5%   -22.22%   -1.82%   -19.19%     19.42%  11.46%  -21.30%   108.28%  131.74%
Japan               21.4%     25.5%   -21.45%    8.92%   -36.10%      1.71%  35.39%   43.03%    99.41%   43.07%
Malaysia           -19.9%    110.0%    17.76%    4.95%    -7.91%     55.76%  26.54%   N/A       N/A       N/A
Netherlands         11.7%     35.3%     2.30%   17.80%    -3.19%     35.79%  14.19%    7.07%    40.74%   59.62%

                    1994      1993      1992     1991     1990       1989    1988     1987       1986     1985
                    ----      ----      ----     ----     ----       ----    ----     ----       ----     ----

New Zealand          8.9%     67.7%    -1.43%   18.26%   -37.67%     11.44% -13.75%     N/A      N/A      N/A
Norway              23.6%     42.0%   -22.69%  -15.50%     0.65%     45.53%  42.40%    5.67%    -2.52%   68.60%
Singapore            6.7%     68.0%     6.28%   24.96%   -11.66%     42.26%  33.32%    2.28%    45.17%  -22.19%
Spain               -4.8%     29.8%   -21.87%   15.63%   -13.65%      9.76%  13.53%   36.91%   121.24%   54.75%
Sweden              18.3%     37.0%   -14.41%   14.42%   -20.99%     31.79%  48.33%    1.99%    65.59%   56.96%
Switzerland          3.5%     45.8%    17.23%   15.77%    -6.23%     26.21%   6.18%   -9.45%    33.37%  105.72%
United Kingdom      -1.6%     24.4%    -3.65%   16.02%    10.29%     21.87%   5.95%   35.09%    26.95%   53.02%
USA                  1.1%      9.1%     6.39%   30.07%    -3.15%     30.01%  14.61%    2.91%   16.28%    31.08%

                                         Morgan Stanley Capital International Index
                                        (in US currency with net dividends reinvested)
                                                   as of December 31, 1994

                                     10 year annual total return

           Australia                          13.9%
           Austria                            23.6%
           Belgium                            22.4%
           Canada                              7.7%
           Denmark                            16.1%
           Finland                            N/A
           France                             20.08%
           Germany                            17.6%
           Hong Kong                          31.0%
           Ireland                            N/A
           Italy                              14.9%
           Japan                              14.5%
           Malaysia                           N/A
           Netherlands                        19.4%
           New Zealand                        N/A
           Norway                             12.9%
           Singapore                          15.8%
           Spain                              19.5%
           Sweden                             18.6%
           Switzerland                        20.0%
           United Kingdom                     17.9%
           USA                                13.1%

                            MARKET INDEX DESCRIPTIONS

MORGAN STANLEY  CAPITAL  INTERNATIONAL  EUROPE,  AUSTRALIA,  FAR EAST INDEX (US$
TERMS): An arithmetic, market value-weighted average of the performance of over 1,079 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (US$ TERMS): An arithmetic, market value-weighted average of the performance of over 1,515 companies listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan,
Malaysia,  the  Netherlands,  New Zealand,  Norway,  Singapore,  Spain,  Sweden,
Switzerland, the United Kingdom and the United States. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes. The combined market capitalization of these countries represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries.

MORGAN STANLEY CAPITAL INTERNATIONAL COMBINED FAR EAST EX-JAPAN FREE INDEX: An arithmetic, market value-weighted average of the performance of companies listed on the stock exchanges of the following countries: Hong Kong, Indonesia, Korea
(Korea is  included at 20% of its market  capitalization  in the  Combined  Free
Index), Malaysia, Philippines Free, Singapore Free and Thailand. The combined market capitalization of these countries represents approximately 60% of the aggregate market value of the stock exchanges of the above seven countries.

SALOMON BROTHERS WORLD BOND INDEX (US$ TERMS): Measures the total return performance of high quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:
Australian  Dollars,  Canadian Dollars,  European Currency Units, French Francs,
Japanese Yen, Netherlands Guilder, Swiss Francs, UK pounds Sterling, US Dollars and German Deutsche Marks. Only high-quality, straight issues are included. The index is calculated on both a weighted basis and an unweighted basis. Generally, index samples for each market are restricted to bonds with at least five years' remaining life.

SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (US$ TERMS):  The WGBI includes the
Government  bonds markets of the United  States,  Japan,  Germany,  France,  the
United Kingdom,  Canada, Italy,  Australia,  Belgium,  Denmark, the Netherlands,
Spain,  Sweden and Austria.  Country  eligibility is determined  based on market capitalization and investability criteria. A market's eligible issues must total at least US$20  billion,  Y2.5  trillion and DM30 billion for three  consecutive months for the market to be  considered  eligible for  inclusion.  Once a market satisfies this criteria,  it will be added at the end of the following  quarter.
Guidelines  by which a market  may be  excluded  from the  index  have also been established.  A market will be excluded if the market capitalization of eligible issues falls below half of all of the entry levels for six  consecutive  months.
Once again, the market will be removed at the end of the following  quarter.  In addition,  market entry barriers are a reason for exclusion  despite meeting the
size  criteria  (for  example,   if  a  market   discourages   foreign  investor
participation).

GROSS DOMESTIC PRODUCT: The market value of all final goods and services produced by labor and property supplied by residents of the United States in a given period of time, usually one year. Gross Domestic Product comprises (1)
purchases of persons (2) purchases of governments (Federal, State & Local) (3) gross private domestic investment (includes change in business inventories) and
(4) international  trade balance from exports.  Nominal GDP is expressed in 1993 dollars. Real GDP is adjusted for inflation and is currently expressed in 1987 dollars.


                                 EXHIBITS INDEX

Exhibit No.

Exhibit 1             Master Trust Agreement incorporated by reference in original Registration Statement filed November 13, 1995

Exhibit 2             By-Laws incorporated by reference in original Registration Statement filed November
                      13, 1995

Exhibit 5             Form of Investment Advisory Agreement incorporated by reference in original
                      Registration Statement filed November 13, 1995

Exhibit 6             Form of Distribution Agreement incorporated by reference in original Registration
                      Statement filed November 13, 1995

Exhibit 8             Form of Global Custody Agreement incorporated by reference in original Registration
                      Statement filed November 13, 1995

Exhibit 9 (a)         Form of Transfer  Agency  Agreement  incorporated by
                      reference  in  original   Registration   Statement   filed
                      November 13, 1995

        9 (b)         Form of Portfolio Accounting and Administrative Services Agreement incorporated by reference in original Registration Statement filed November 13, 1995
